united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 3/31/16

Item 1. Schedule of Investments.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares				Value
	COMMON STOCKS - 0.1%
	SOFTWARE - 0.1%
6,511	CDC Corp. - Class A * (a)(c)			$ 1,042
119,368	Trident Microsystems, Inc. * (a)(c)			2,984
	TOTAL COMMON STOCKS (Cost - $12,399)			4,026

	MUTUAL FUNDS - 62.0%
	ALTERNATIVE FUND - 7.0%
27,095	AQR Equity Market Neutral Fund - Class I			317,282

	ASSET ALOCATION - 24.0%
69,513	John Hancock Funds II - Global Absolute Return Strategies Fund- Class I			697,915
45,000	EAS Crow Point Alternatives Fund - Class I			392,400
				1,090,315
	EQUITY FUNDS - 31.0%
55,097	DoubleLine Total Return Bond Fund - Class N			598,898
64,732	Calamos Market Neutral Income Fund - Class I			816,273
				1,415,171

	TOTAL MUTUAL FUNDS (Cost - $2,839,160)			2,822,768

Principal	BONDS & NOTES - 3.5%	Interest Rate	Maturity
	CHEMICALS - 0.1%
159,000	Momentive Performance Materials, Inc. ~ (b)	11.500%	12/1/2016	2,385

	ENTERTAINMENT - 1.5%
109,345	Chukchansi Economic Development Authority - 144A ~	9.750%	5/30/2020	66,701

	RETAIL - 1.9%
50,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	41500
47,300	Nebraska Book Holdings, Inc. - 144A	15.000%	6/30/2016	48,009
				89,509

	TOTAL BONDS & NOTES (Cost - $224,397)			158,595

	PRIVATE NOTES - 6.8%
1,500,000	Aequitas Capital (a)(c)(d)	11.000%	6/30/2016	165,000
1,300,000	Aequitas Capital (a)(c)(d)	11.000%	7/5/2016	143,000
	TOTAL PRIVATE NOTES (Cost - $2,800,000)			308,000

	TOTAL INVESTMENTS (Cost - $5,875,956) (e) - 72.4%			$ 3,293,389
	OTHER ASSETS LESS LIABILITIES - 27.6%			1,257,403
	NET ASSETS - 100.0%			$ 4,550,792

* Non-Income producing security.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $114,710 or 2.5% of net assets.
~ Defaulted on interest payments: non-income producing security.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is $312,026 or 6.9% of net assets and they have been fair valued under procedures approved by the Fund's Board of Trustees.
(b) Interest on security is contingent.
(c) Restricted securities. The aggregate value of such securities is 6.9% of net assets and they have been fair valued under procedures established by the Trust's Board of Trustees.
(d) Issuer is in default on principal redemptions.
(e) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $5,920,909 and differs from value by unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 97,376
			Unrealized Depreciation:	(2,724,896)
			Net Unrealized Depreciation:	$ (2,627,520)

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares				Value
	COMMON STOCKS - 0.1%
	SOFTWARE - 0.1%
4,347	CDC Corp. - Class A * (a)(c)			$ 696
79,632	Trident Microsystems, Inc. * (a)(c)			1,991
	TOTAL COMMON STOCKS (Cost - $8,338)			2,687

	MUTUAL FUNDS - 57.9%
	ASSET ALOCATION - 23.5%
53,803	361 Global Long/Short Equity Fund - Class I			602,059
45,000	EAS Crow Point Alternatives Fund - Class I			392,400
				994,459
	EQUITY FUNDS - 34.4%
39,714	Calamos Market Neutral Income Fund - Class I			500,794
3,204	Vanguard 500 Index Fund - Investor Class			608,663
25,671	West Loop Realty Fund - Institutional Class			349,120
				1,458,577

	TOTAL MUTUAL FUNDS (Cost - $2,394,642)			2,453,036

Principal	BONDS & NOTES - 1.5%	Interest Rate	Maturity
	CHEMICALS - 0.0%
84,000	Momentive Performance Materials, Inc. ~ (b)	11.500%	12/1/2016	1,260

	ENTERTAINMENT - 0.9%
60,637	Chukchansi Economic Development Authority - 144A ~	9.750%	5/30/2020	36,989

	RETAIL - 0.6%
26,500	Nebraska Book Holdings, Inc. - 144A	15.000%	6/30/2016	26,897

	TOTAL BONDS & NOTES (Cost - $95,881)			65,146

	PRIVATE NOTES - 7.8%
3,000,000	Aequitas Capital (a)(c)(d)	11.000%	7/5/2016	330,000
	TOTAL PRIVATE NOTES (Cost - $3,000,000)

	TOTAL INVESTMENTS (Cost - $5,498,861) (e) - 67.3%			$ 2,850,869
	OTHER ASSETS LESS LIABILITIES - 32.7%			1,385,328
	NET ASSETS - 100.0%			$ 4,236,197

* Non-Income producing security.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $63,886 or 1.5% of net assets.
~ Defaulted on interest payments: non-income producing security.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is $332,687 or 7.9% of net assets and they have been fair valued under procedures approved by the Fund's Board of Trustees.
(b) Interest on security is contingent.
(c) Restricted securities. The aggregate value of such securities is 7.9% of net assets and they have been fair valued under procedures established by the Trust's Board of Trustees.
(d) Issuer is in default on principal redemptions.
(e) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $5,583,580 and differs from value by unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 78,214
			Unrealized Depreciation:	(2,810,925)
			Net Unrealized Depreciation:	$ (2,732,711)

Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are appicable to investment companies.

Security Valuation- Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Funds' assets and liabilities measured at fair value:

Granite Harbor Alternative Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ -	$ -	$ 4,026	$ 4,026
Mutual Funds	2,822,768	-	-	2,822,768
Bonds & Notes	-	158,595	-	158,595
Private Notes	-	-	308,000	308,000
Total	$ 2,822,768	$ 158,595	$ 312,026	$ 3,293,389

Granite Harbor Tactical Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ -	$ -	$ 2,687	$ 2,687
Mutual Funds	2,453,036	-	-	2,453,036
Bonds & Notes	-	65,146	-	65,146
Private Notes	-	-	330,000	330,000
Total	$ 2,453,036	$ 65,146	$ 332,687	$ 2,850,869

There were no transfers into or out of Level 1 and 2 during the current period presented.
It is the Funds' policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period.
*Refer to the Portfolio of Investments for industry classifications.

The folowing is a reconciliation of assets in which Level 3 inputs were used in determining value:

Granite Harbor Alternative Fund
	Private Notes	Common Stocks	Total
Beginning balance	$ 5,300,000	$ 5,068	$ 5,305,068
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	(2,492,000)	(1,042)	(2,493,042)
Return of capital	-	-	-
Cost of purchases	1,500,000	-	1,500,000
Proceeds from sales	(4,000,000)	-	(4,000,000)
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 308,000	$ 4,026	$ 312,026

Granite Harbor Tactical Fund
	Private Notes	Common Stocks	Total
Beginning balance	$ 5,000,000	$ 3,382	$ 5,003,382
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	(2,670,000)	(695)	(2,670,695)
Return of capital	-	-	-
Cost of purchases	3,000,000	-	3,000,000
Proceeds from sales	(5,000,000)	-	(5,000,000)
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 330,000	$ 2,687	$ 332,687

**includes change in unrealized depreciation attributable to Level 3 investments still held at March 31, 2016 of $2,493,042 and $2,670,695 for the Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 5/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 5/24/16

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 5/24/16